Label	Element	Value
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.60%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.10%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.90%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.10%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.60%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Innovator U.S. Small Cap Managed 10 Buffer ETF™ | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%